TOPSTM	Capital Preservation ETF Portfolio
TOPSTM	Balanced ETF Portfolio
TOPSTM	Moderate Growth ETF Portfolio
TOPSTM	Growth ETF Portfolio
TOPSTM	Aggressive Growth ETF Portfolio
TOPSTM	Protected Balanced ETF Portfolio
TOPSTM	Protected Moderate Growth ETF Portfolio
TOPSTM	Protected Growth ETF Portfolio

Class 1 shares

Class 2 shares

PROSPECTUS

May 1, 2012

As revised June 14, 2012

1-855-572-5945

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: TOPSTM Capital Preservation ETF Portfolio	1
PORTFOLIO SUMMARY: TOPSTM Balanced ETF Portfolio	5
PORTFOLIO SUMMARY: TOPSTM Moderate Growth ETF Portfolio	9
PORTFOLIO SUMMARY: TOPSTM Growth ETF Portfolio	14
PORTFOLIO SUMMARY: TOPSTM Aggressive Growth ETF Portfolio	18
PORTFOLIO SUMMARY: TOPSTM Protected Balanced ETF Portfolio	22
PORTFOLIO SUMMARY: TOPSTM Protected Moderate Growth ETF Portfolio	27
PORTFOLIO SUMMARY: TOPSTM Protected Growth ETF Portfolio	32
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	37
MANAGEMENT	45
HOW SHARES ARE PRICED	47
HOW TO PURCHASE AND REDEEM SHARES	48
TAX CONSEQUENCES	49
DIVIDENDS AND DISTRIBUTIONS	51
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	51
DISTRIBUTION OF SHARES	52
VOTING AND MEETINGS	53
FINANCIAL HIGHLIGHTS	55
Privacy Notice	63

PORTFOLIO SUMMARY: TOPSTM Capital Preservation ETF Portfolio

Investment Objectives:  The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Portfolio Operating Expenses(2)	0.45%	0.70%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$46	$144	$252	$567
Class 2	$72	$224	$390	$871

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio's capital preservation and moderate income aspect of the Portfolio's investment objectives, the adviser allocates approximately 70% of Portfolio assets to fixed income ETFs.  To achieve the moderate capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 30% of Portfolio assets to a combination of equity ETFs and REIT ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Balanced ETF Portfolio

Investment Objectives:  The Portfolio seeks income and capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses(2)	0.48%	0.73%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$49	$154	$269	$604
Class 2	$75	$233	$406	$906

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs.  However, to achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term  to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with more aggressive asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Moderate Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses(2)	0.48%	0.73%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$49	$154	$269	$604
Class 2	$75	$233	$406	$906

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.30%	0.30%
Total Annual Portfolio Operating Expenses(2)	0.50%	0.75%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$51	$160	$280	$628
Class 2	$77	$240	$417	$930

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 180% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Portfolio Turnover Risk.  The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept higher return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Aggressive Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.26%	0.26%
Total Annual Portfolio Operating Expenses(2)	0.46%	0.71%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$47	$148	$258	$579
Class 2	$73	$227	$395	$883

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  The adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept high return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Balanced ETF Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Portfolio Operating Expenses(2)	0.67%	0.92%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$68	$214	$373	$835
Class 2	$94	$293	$509	$1,131

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and Natural Resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs.  However, to achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a better than average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio's securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio's ETF positions.  During a market decline, the value of the Portfolio's ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser's portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio's participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with medium-to-aggressive asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Moderate Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Portfolio Operating Expenses(2)	0.65%	0.90%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$66	$208	$362	$810
Class 2	$92	$287	$498	$1,108

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio's securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio's ETF positions.  During a market decline, the value of the Portfolio's ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed mutual funds.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser's portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio's participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept lower-to-moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Portfolio Operating Expenses(2)	0.67%	0.92%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$68	$214	$373	$835
Class 2	$94	$293	$509	$1,131

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objectives by allocating assets and selecting individual ETFs using the adviser's TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio's income aspect of the Portfolio's investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio's investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio's securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio's ETF positions.  During a market decline, the value of the Portfolio's ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed a mutual fund.

▪

Management Risk:  The adviser's dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser's portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio's participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, Adviser and Sub-Adviser.

This Prospectus describes eight Portfolios, each a series of Northern Lights Variable Trust, a Delaware statutory trust (the "Trust").  ValMark Advisers, Inc. serves as each Portfolio's investment adviser.  Milliman, Inc. serves as sub-adviser to the TOPSTM Protected Portfolios.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a "Participating Insurance Company").  It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a Portfolio following a change in a Portfolio's investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities.  The Portfolios and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising.  If a conflict arises between life insurance policies and annuity contracts, however, a Portfolio may be required to take actions that are adverse to the interests of holders of a particular type of contract.

Individual variable annuity contract holders and flexible premium variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policy holders.  Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks.  The adviser, under the supervision of the Board of Trustees, is responsible for constructing and monitoring each Portfolio's investments to be consistent with the investment objective and principal investment strategies of each Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style.  The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

ETF Portfolio	Investment Objective(s)
TOPSTM Capital Preservation	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
TOPSTM Balanced	The Portfolio seeks income and capital appreciation.
TOPSTM Moderate Growth	The Portfolio seeks capital appreciation.
TOPSTM Growth	The Portfolio seeks capital appreciation.
TOPSTM Aggressive Growth	The Portfolio seeks capital appreciation.
TOPSTM Protected Balanced	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPSTM Protected Moderate Growth	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
TOPSTM Protected Growth	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Each Portfolio's investment objective(s), 80% investment policy and both Balanced Portfolio's 25% investment policies are non-fundamental policies and may be changed without shareholder approval by the Portfolios' Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser's – TOPSTM (The Optimized Portfolio System) Methodology

The Portfolios' adviser applies its TOPSTM methodology to each of the Portfolios.  The methodology relies upon the following principles and investment tenets.

In constructing the investment portfolios for the Portfolios, the adviser's portfolio managers seek to provide investments diversified across many asset classes.  After identifying available ETFs, each Portfolio's investment portfolio is structured utilizing asset allocation technology licensed by the adviser.  The technology is based on the “Modern Portfolio Theory” approach first developed by Dr. Harry Markowitz.  The technology considers the historical performance and risks, as measured by return volatility, of the assets selected.  The output of the technology-based model suggests optimal portfolio combinations for various risk levels.  The adviser's portfolio managers review the suggested asset allocations, correct any identified bias or limitation, and make final asset allocation determinations consistent with each Portfolio's investment objective.  The adviser's portfolio managers also rely upon their own experience and opinions about current and future market conditions.

Investment portfolios are rebalanced, under the direction of the adviser's portfolio managers.  Rebalancing may become necessary because, over time, percentages may deviate from the target allocation due to security price gains, losses, and/or dividends earned. When rebalancing occurs, each Portfolio's investments will be returned to their target strategic asset allocation.  Although investment portfolios are rebalanced periodically, the adviser monitors the asset allocation models regularly.  The adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time.  From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted.

Investors may purchase ETFs on their own behalf without investing through one of the Portfolios.

Sub-Adviser's Portfolio Protection Strategy Using Futures

Historically, investors have relied on diversification as their primary risk management tool.  However, during periods of global financial crisis, most asset classes have declined simultaneously.  Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets.  The sub-adviser's protection strategy involves assembling and managing a portfolio of short-position futures contracts that are selected to hedge the majority or all of a portfolio of securities.  Typically, a protection strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections.  The sub-adviser believes that by integrating short-position futures contracts with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

The sub-adviser employs a strategy that seeks to protect asset growth in bullish markets and defend against major losses during downturns in the markets.  With the sub-adviser's protection strategy, the protected portfolio is expected to be cushioned against severe market declines.  The protected portfolio may still experience declines in market value during downturns in the market.  However, the strategy seeks to subject a portfolio to market declines that are lower than those experienced by an unprotected portfolio.  In addition, the protection strategy is managed on an ongoing basis to lock-in favorable events.  Also, the protection strategy attempts to harvest gains from the short-position futures contracts after large market declines.  During a severe bear market, short-position futures contracts are likely to grow significantly in value.  Upon reaching a pre-set threshold, the protection strategy is reset to its initial starting point. Thus the protection strategy seeks to lock in hedge gains during a bear market.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective.  Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios.  Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus.  The following risks apply to each Portfolio through its investments in ETFs and futures, except as noted.

Credit Risk (not applicable to TOPSTM Aggressive Growth Portfolio)

There is a risk that security issuers will not make interest and/or principal payments on their securities.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio.  Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security.  This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares.  In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Emerging Markets Risk

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Risk

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.  ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Fixed Income Risk (not applicable to TOPSTM Aggressive Growth Portfolio)

When a Portfolio invests in bonds and other fixed income securities through ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk

A Portfolio's investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.  Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.  This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Futures Risk (TOPSTM Protected Portfolios only)

A Portfolio's use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Portfolio may experience losses that exceed losses experienced by funds that do not use futures contracts.  Theoretically, a Portfolio's could be unlimted.  There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are intended to hedge.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  As a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.  The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular futures hedging strategy adopted will succeed.

Junk Bond Risk

Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Portfolio's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Portfolio's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Portfolio's share price.

Limited History of Operations

Each Portfolio has a limited history of operation.  In addition, the adviser and sub-adviser have not previously managed mutual funds.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.  As a result, investors cannot judge the adviser or sub-adviser by an extended track record of managing a mutual fund and the adviser and sub-adviser may not achieve the intended result in managing a Portfolio.

Management Risk

The net asset value of each Portfolio changes daily based on the performance of its investments.  The ability of a Portfolio to meet its investment objective is directly related to the adviser's allocation of the Portfolio's assets using its TOPSTM methodology.  The adviser's objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.  The sub-adviser's objective judgments, based on its portfolio protection hedging strategy, about the attractiveness and potential appreciation or depreciation of particular futures contracts in which a Protected Portfolio invests may prove to be incorrect and there is no guarantee that the sub-adviser's hedging strategy will produce the desired results

Market Risk

The net asset value of a Portfolio will fluctuate based on changes in the value of the securities (and futures in the case of the Protected Portfolios) in which the Portfolio invests.  Each Portfolio invests in securities (and futures in the case of the Protected Portfolios) that may be more volatile and carry more risk than some other forms of investment.  The price of securities and futures may rise or fall because of economic or political changes. Security and futures prices, in general, may decline over short or even extended periods of time.  Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Natural Resource Risk

A Portfolio's exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than investments in the stock market as a whole. Natural resource companies will be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the Portfolio's security issuer companies and, thus, the Portfolio's returns.  Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the companies must comply with a broad range of environmental laws and regulations.  Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of security issuers held by the Portfolio.

Portfolio Turnover Risk (TOPSTM Protected Growth ETF Portfolio only)

The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

Real Estate Risk

Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices tend to decline.  Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.  A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.  A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Stock Risk

The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Portfolio's net asset value than is customarily associated with larger, more established companies.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolio may be invested in these instruments for extended periods, depending on the adviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees.  The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

MANAGEMENT

Investment Adviser

ValMark Advisers, Inc., located at 130 Springside Drive, Akron, OH 44333, serves as investment adviser to the Portfolios.  Subject to the authority of the Portfolios' Board of Trustees, the adviser is responsible for management of each Portfolio's investment portfolio.  The adviser is responsible for selecting the Portfolio's investments according to the Portfolio's investment objective, policies and restrictions. The adviser is also responsible for selecting the Protected Portfolios' sub-adviser and assuring the sub-adviser conducts each Protected Portfolio's hedging program in accordance with the Portfolio's investment objective, policies and restrictions  The adviser was established in 1999 and provides investment advisory services to individuals, corporations, charitable organizations and pension plans, as well as the Portfolios.  As of December 31, 2011, the adviser had total assets under management of approximately $1.6 billion.  Pursuant to an Investment Advisory Agreement, each respective Portfolio pays the adviser, on a monthly basis, an annual advisory fee equal to 0.10% of average daily net assets for each of the TOPSTM Portfolios and 0.30% for each of the TOPSTM Protected Portfolios.

The following table displays the advisory fees that were paid by the Portfolios during the fiscal period ended December 31, 2011:

PORTFOLIO	Advisory Fees Paid
TOPSTM Capital Preservation ETF Portfolio	$31
TOPS TM Balanced ETF Portfolio	$29
TOPS TM Moderate Growth ETF Portfolio	$60
TOPS TM Growth ETF Portfolio	$62
TOPS TM Aggressive Growth ETF Portfolio	$28
TOPS TM Protected Balanced ETF Portfolio	$20,152
TOPS TM Protected Moderate Growth ETF Portfolio	$32,581
TOPS TM Protected Growth ETF Portfolio	$17,639

 The adviser paid the sub-adviser a portion of these fees as indicated below.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement is available in the Portfolios' annual and semi-reports.

Investment Adviser Portfolio Managers

Michael McClary, MBA

Chief Investment Officer

Mr. McClary has served as Chief Investment Officer and Vice President of the adviser since December 2009.  Previously, Mr. McClary served as Director of Investment Adviser Services for the adviser from September 2003 to October 2008 and Vice President for the adviser from October 2008 to December 2009.  Mr. McClary holds a B.S.B.A. degree in Finance and Financial Services and an M.B.A. in Finance, both from the University of Akron.  Mr. McClary also serves as a Registered Principal for Valmark Securities, Inc., a broker-dealer affiliate of the adviser.

Otto Bosshard, CFA

Senior Portfolio Advisor

Mr. Bosshard has served as Senior Portfolio Advisor of the adviser since 2002.  Mr. Bosshard has served as Director of ValMark Securities, Inc., the adviser’s parent organization, since 2000.  Mr. Bosshard is also President of Bosshard Investment Management Company, a position held since 2005.  Mr. Bosshard holds a B.B.A. degree from the University of Cincinnati and the Chartered Financial Analyst (CFA) designation.

Sub-Adviser (TOPSTM Protected Portfolios Only)

Milliman, Inc., with principal offices located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, serves as sub-adviser to the TOPSTM Protected Portfolios.  However, the sub-adviser portfolio manager works from the sub-adviser's office located at 71 South Wacker Drive, 31st Floor, Chicago, IL  60606.  Subject to the authority of the Portfolios' Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting each Protected Portfolio's hedging program according to each Protected Portfolio's investment objective, policies and restrictions.  The sub-adviser was established in 1947 as an actuarial consultancy and has been providing pension consulting investment advisory services to corporations and pension plans for over 20 years.  As of December 31, 2011, the sub-adviser had total assets under management of approximately $69 billion.  The sub-adviser is paid by the adviser, not the Portfolios. For the fiscal period ended December 31, 2011, the Adviser, not the Portfolios, paid Milliman, Inc. an annual fee equal to $13,434, $21,721 and $11,759 of the average daily net assets of the TOPSTM Protected Balanced ETF Portfolio, TOPSTM Protected Moderate Growth ETF Portfolio and TOPSTM Protected Growth ETF Portfolio, respectively, as compensation for Milliman’s services.

A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement will be available in the Portfolios' annual or semi-report when first published.

Sub-Adviser Portfolio Manager

Adam Schenck, CFA

Financial Risk Management Portfolio Manager

Mr. Schenck has served as a Financial Risk Management Portfolio Manager for the sub-adviser since January 2005.  Mr. Schenck holds a Masters degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckert College.  He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

Legal Proceedings

On May 30, 2012, the Trust and certain of its current and former trustees and former chief compliance officer (collectively, the "Recipients") received a Wells notice from the staff of the U.S. Securities and Exchange Commission (the "SEC").  A Wells notice is neither a formal allegation nor a finding of wrongdoing.  A Wells notice discloses that the SEC staff is considering recommending that the SEC commence proceedings against a party, alleging violations of certain provisions of the Federal securities laws.  The Wells notice received by the Recipients relates primarily to the process by which certain investment advisory agreements between the Trust (on behalf of a small number of funds in the Trust) and their advisers were approved, and the disclosures regarding the same.  Those specific funds involved are no longer offered for sale by the Trust.  The Wells notice also alleges separate books and records and compliance violations.  The Recipients disagree with the SEC’s potential allegations and believes its actions complied with existing rules.  The Recipients are cooperating with the SEC staff to seek a resolution to this matter.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis.  ((Asset minus liabilities)/number of shares=NAV).  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the per-class expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily.  The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's portfolio may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

This Prospectus describes two classes of shares offered by the Portfolios: Class 1 and Class 2.  The Portfolios offer these classes of shares so that you can choose the class that best suits your investment needs.  The main differences between the two classes are ongoing fees.  For information regarding ongoing distribution fees, see Distribution Fees on page 52 of this Prospectus.  Each class of shares in a Portfolio represents interest in the same portfolio of investments within the Portfolio.

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio.  The Portfolios do not issue share certificates.  Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order.  All requests received in good order, which typically requires an account number and other identifying information, by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").  As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of the participating life insurance companies and their affiliates.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements.  If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio.  Each Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable.  See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of a Portfolio can harm all Portfolio shareholders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Portfolio that invests in ETFs that hold foreign securities is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges.  Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant.  Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions.  The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies, or such shareholder's plan documents.  Each Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts.  Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to each Portfolio; (ii) furnish each Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policy holders or plan participants identified by the Portfolio as having engaged in market timing.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved.  When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolios will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so.  In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Portfolios.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Portfolios are offered on a continuous basis.

Distribution Fees:  Each Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of Class 2 shares of each Portfolio.  Shareholders of Class 2 shares of a Portfolio pay annual 12b-1 expenses of up to 0.25%.  A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolios' distributor, its affiliates, and the Portfolios' adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolios.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Portfolios mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-855-572-5945 on days the Portfolios are open for business or contact your financial institution.  The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently.  However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios' financial performance for the period of the Portfolios’ operations.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment if all dividends and distributions).  This information for each Portfolio has been derived from the financial statements audited by BBD, LLP, the Portfolios’ independent registered public accounting firm, whose report, along with each Portfolio's financial statements, are included in the Portfolios' December 31, 2011 annual report, which is available upon request.

TOPSTM Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.26
Net realized and unrealized loss on investments	(0.33)	(0.36)
Total loss from investment operations	(0.09)	(0.10)

Net asset value, end of period	$ 9.91	$ 9.90

Total Return (d)	(0.90)%	(1.00)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 40	$ 15
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.54%	3.73%

Portfolio turnover rate (g)	52%	52%

.

(a)	The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.67
Net realized and unrealized loss on investments	(0.67)	(1.11)
Total loss from investment operations	(0.43)	(0.44)

Net asset value, end of period	$ 9.57	$ 9.56

Total Return (d)	(4.30)%	(4.40)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 38	$ 46
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.66%	10.25%

Portfolio turnover rate (g)	16%	16%

.

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.56	0.60
Net realized and unrealized loss on investments	(1.40)	(1.45)
Total loss from investment operations	(0.84)	(0.85)

Net asset value, end of period	$ 9.16	$ 9.15

Total Return (d)	(8.40)%	(8.50)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 499	$ 14
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	8.56%	9.63%

Portfolio turnover rate (g)	9%	9%

.

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.46
Net realized and unrealized loss on investments	(1.34)	(1.09)
Total loss from investment operations	(1.10)	(0.63)
Payments by affiliates	0.74	0.21
Net asset value, end of period	$ 9.64	$ 9.58

Total Return (d) (h)	(3.60)%	(4.20)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 144	$ 44
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.86%	7.02%

Portfolio turnover rate (g)	180%	180%

.

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.
(h)

For the period ended December 31, 2011, 4.19% and 0.50% of the total return of Class 1 and Class 2, respectively, consists of a voluntary reimbursement by the Advisor for a net realized loss on a trading error.  Excluding this item, total return would have been (7.79) % and (4.70)% for Class 1 and Class 2, respectively.

TOPSTM Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.14	0.35
Net realized and unrealized loss on investments	(1.47)	(1.69)
Total loss from investment operations	(1.33)	(1.34)

Net asset value, end of period	$ 8.67	$ 8.66

Total Return (d)	(13.30)%	(13.40)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 35	$ 16
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	2.34%	5.93%

Portfolio turnover rate (g)	7%	7%

.

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.19
Net realized and unrealized loss on investments and futures contracts	(0.35)	(0.30)
Total loss from investment operations	(0.10)	(0.11)

Net asset value, end of period	$ 9.90	$ 9.89

Total Return (d)	(1.00)%	(1.10)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 685	$ 23,533
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	4.47%	3.46%

Portfolio turnover rate (g)	10%	10%

.

(a)	The Protected Balanced ETF Portfolio commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.14	0.21
Net realized and unrealized loss on investments and futures contracts	(0.32)	(0.38)
Total loss from investment operations	(0.18)	(0.17)

Net asset value, end of period	$ 9.82	$ 9.83

Total Return (d)	(1.80)%	(1.70)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 20	$ 39,430
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	2.39%	3.78%

Portfolio turnover rate (g)	7%	7%

.

(a)	The Protected Moderate Growth ETF Portfolio commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.36	0.34
Net realized and unrealized loss on investments and futures contracts	(0.93)	(0.92)
Total loss from investment operations	(0.57)	(0.58)

Net asset value, end of period	$ 9.43	$ 9.42

Total Return (d)	(5.70)%	(5.80)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 9,242	$ 25,393
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	5.59%	5.18%

Portfolio turnover rate(g)	28%	28%

.

(a)	The Protected Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

Adviser	ValMark Advisers, Inc. 130 Springside Drive Akron, OH 44333	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Sub-Adviser	Milliman, Inc. 1301 Fifth Ave, Suite 3800 Seattle, WA 98101	Legal Counsel	Thompson Hine, LLP 41 South High Street, 17th Floor Columbus, OH 43215
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45202-4089	Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated May 1, 2012 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust's policies and management.  Additional information about the Portfolios' investments will also be available in the Portfolios' Annual and Semi-Annual Reports to Shareholders.  In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolios, or to make shareholder inquiries about the Portfolios, please call 1-855-572-5945.  The Portfolios do not currently maintain a website.  You may also write to:

TOPSTM Portfolios

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21853